Fees Summary	Jun. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,443,000
Previously Paid Amount	0.00
Total Fee Amount	220.92
Total Offset Amount	0.00
Net Fee	220.92
Narrative - Max Aggregate Offering Price	$ 1,443,000
Final Prospectus	true